Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable noncontrolling interests
Summary of redeemable non-controlling interests balance

	2023	2024
	RMB	RMB	US$
Balance as of January 1	30,552	—	—
Net loss attributable to redeemable noncontrolling interests	(42)	—	—
Adjustment of redeemable noncontrolling interests to redemption value	191	—	—
Reclassification to permanent equity	(30,701)	—	—
Balance as of December 31	—	—	—